Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 48,075	€ 40,470
Ending balance	66,605	48,075
Loss on derecognition	5,579
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,394	4,180
Ending balance	16,535	4,394
Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,795	8,526
Ending balance	14,076	9,795
Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,777	1,859
Ending balance	3,993	1,777
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,109	25,905
Ending balance	32,000	32,109
Acquisition costs
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,026	58,496
Additions	28,606	11,153
Disposals	(6,893)	(632)
Reclassifications	0	0
Currency translation	(41)	9
Ending balance	90,698	69,026
Acquisition costs | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,844	5,888
Additions	5,690	854
Disposals	(77)	(65)
Reclassifications	7,493	167
Currency translation	0	0
Ending balance	19,950	6,844
Acquisition costs | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,052	14,336
Additions	4,622	2,152
Disposals	(839)	(319)
Reclassifications	1,549	883
Currency translation	0	0
Ending balance	22,384	17,052
Acquisition costs | Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,901	5,247
Additions	3,772	712
Disposals	(398)	(248)
Reclassifications	9	187
Currency translation	(41)	3
Ending balance	9,243	5,901
Acquisition costs | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,229	33,025
Additions	14,522	7,435
Disposals	(5,579)	0
Reclassifications	(9,052)	(1,237)
Currency translation	0	6
Ending balance	39,120	39,229
Cumulative amortization and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,951)	(18,026)
Depreciation	4,132	3,315
Disposals	949	391
Attributions	(24)
Currency translation	(17)	1
Ending balance	(24,093)	(20,951)
Cumulative amortization and impairment charges | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,450)	(1,708)
Depreciation	1,042	779
Disposals	77	37
Attributions	0
Currency translation	0	0
Ending balance	(3,415)	(2,450)
Cumulative amortization and impairment charges | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,257)	(5,810)
Depreciation	1,813	1,637
Disposals	739	190
Attributions	(23)
Currency translation	0	0
Ending balance	(8,308)	(7,257)
Cumulative amortization and impairment charges | Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,124)	(3,388)
Depreciation	1,277	899
Disposals	133	164
Attributions	(1)
Currency translation	(17)	1
Ending balance	(5,250)	(4,124)
Cumulative amortization and impairment charges | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,120)	(7,120)
Depreciation	0	0
Disposals	0	0
Attributions	0
Currency translation	0	0
Ending balance	€ (7,120)	€ (7,120)